UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Cash Reserve Fund-Tax-Free Series

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 99.4%
Alabama 2.9%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.56% *, 6/15/2026	8,200,000	8,200,000
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Rime Village Hoover Project, Series A, 3.56% *, 6/15/2026	7,500,000	7,500,000
Alabama, Municipal Securities Trust Certificates, Series 2005-9060, Series A, 144A, 3.6% *, 3/10/2011 (a)	9,055,000	9,055,000

		24,755,000
Alaska 0.3%
Anchorage, AL, Core City, General Obligation, Series II-R, 144A, 3.56% *, 6/1/2019 (a)	2,935,000	2,935,000
Arizona 0.4%
Arizona, McAllister Academic Village LLC Revenue, Arizona State University Project, Series A, 3.51% *, 7/1/2045 (a)	1,900,000	1,900,000
Arizona, Salt River Pima-Maricopa Indian Community, 3.55% *, 10/1/2025, Bank of America NA (b)	1,470,000	1,470,000

		3,370,000
California 8.6%
ABN AMRO, Munitops Certificates Trust:
Series 2005-38, 144A, 3.53% *, 5/1/2013 (a)	8,000,000	8,000,000
Series 2005-43, 144A, 3.53% *, 8/1/2013 (a)	5,000,000	5,000,000
Alameda Corridor, CA, Transportation Authority Revenue, Series PZ-72, 144A, 3.57% *, 10/1/2019 (a)	8,350,000	8,350,000
Alameda County, CA, Certificates of Participation, Series 410, 144A, 3.53% *, 9/1/2021 (a)	250,000	250,000
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	6,500,000	6,545,180
California, State Department of Water Resources, Center Valley Project Revenue, Series B-32, 144A, 3.53% *, 12/1/2025 (a)	985,000	985,000
California, State Department of Water Resources, Power Supply Revenue: Series F-4, 3.2% *, 5/1/2022, Bank of America NA (b)	10,200,000	10,200,000
Series C-7, 3.53% *, 5/1/2022 (a)	3,150,000	3,150,000
California, State General Obligation, Series PT-1555, 144A, 3.53% *, 10/1/2010 (a)	11,455,000	11,455,000
California, State General Obligation, Series B-6, 3.15% *, 5/1/2040, KBC Bank NV (b)	7,000,000	7,000,000
California, State Weekly Public Kindergarten University, Series A-8, 3.45% *, 5/1/2034, Citibank NA (b)	2,975,000	2,974,926
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	9,000,000	9,063,153
Los Angeles, CA, Unified School District, 144A, 3.54% *, 1/1/2028 (a)	700,000	700,000

		73,673,259
Colorado 3.0%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 3.55% *, 6/1/2013 (a)	8,000,000	8,000,000
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series B, 3.53% *, 11/15/2034, SunTrust Bank (b)	8,000,000	8,000,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 3.53% *, 6/1/2021, Bank One NA (b)	5,835,000	5,835,000
Colorado, Transportation/Tolls Revenue, Transportation Department, 144A, 3.56% *, 12/15/2016 (a)	3,300,000	3,300,000

		25,135,000

District of Columbia 0.4%
District of Columbia, The Washington Home, Inc., Revenue, 3.53% *, 8/1/2029, Wachovia Bank NA (b)	3,730,000	3,730,000
Florida 3.4%
Florida, Higher Educational Facilities Financing Authority Revenue, St. Thomas University Project, 3.75% *, 1/1/2019, SunTrust Bank (b)	100,000	100,000
Florida, State Division Board Finance Department, General Services Revenue, Department of Environmental & Preservation 2000, Series A, 6.0%, 7/1/2006 (a)	1,500,000	1,522,800
Florida, State Turnpike Authority Revenue, Series 1074, 144A, 3.55% *, 7/1/2011 (a)	2,500,000	2,500,000
Florida, Transportation/Tolls Revenue, Turnpike Authority, Series R-4041, 144A, 3.55% *, 7/1/2020 (a)	12,330,000	12,330,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.52% *, 3/31/2021, Bank of America NA (b)	4,040,000	4,040,000
Highlands County, FL, Health Facilities Authority Revenue, Hospital Adventist Health Systems, Series B, 3.53% *, 11/15/2009, SunTrust Bank (b)	7,060,000	7,060,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Series A, 3.75% *, 8/15/2033, Bank of America NA (b)	300,000	300,000
Lee County, FL, Airport Revenue, AMT, Series 811-X, 144A, 3.59% *, 10/1/2029 (a)	350,000	350,000
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Project, 3.6% *, 11/1/2028, Bank of America NA (b)	490,000	490,000

		28,692,800
Georgia 5.7%
Atlanta, GA, Airport Revenue, Series C-1, 3.54% *, 1/1/2030 (a)	1,000,000	1,000,000
Atlanta, GA, Water & Wastewater Revenue, Municipal Securities Trust Receipts, Series SGA-145, 144A, 3.6% *, 11/1/2033 (a)	4,000,000	4,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp. Project: 3.75% *, 1/1/2021 (a)	400,000	400,000
Series C, 3.75% *, 1/1/2018 (a)	600,000	600,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Post Mill Project, 3.54% *, 6/1/2025	9,880,000	9,880,000
De Kalb County, GA, Housing Authority, Multi-Family Housing Revenue, Post Asford Project, 3.54% *, 6/1/2025	8,895,000	8,895,000
Fulton County, GA, Development Authority Revenue, Donnellan School Project, 3.52% *, 7/1/2020, Wachovia Bank NA (b)	1,750,000	1,750,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.55% *, 9/1/2035, SunTrust Bank (b)	3,700,000	3,700,000
La Grange, GA, Development Authority Revenue, La Grange College Project, 3.52% *, 6/1/2031, SunTrust Bank (b)	9,485,000	9,485,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia:
3.55% *, 12/1/2018, SunTrust Bank (b)	5,225,000	5,225,000
3.75% *, 5/1/2030, SunTrust Bank (b)	1,300,000	1,300,000
Monroe County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp. Project, 3.75% *, 1/1/2018 (a)	200,000	200,000
Roswell, GA, Housing Authority, Multi-Family Revenue, Post Canyon Project, 3.54% *, 6/1/2025	1,800,000	1,800,000

		48,235,000
Hawaii 3.9%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.56% *, 7/1/2012 (a)	4,000,000	4,000,000
Hawaii, General Obligation:
Series R-4545, 144A, 3.56% *, 8/1/2020 (a)	5,180,000	5,180,000
Series R-4553, 144A, 3.56% *, 5/1/2023 (a)	8,980,000	8,980,000
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui Project, Series D, 3.53% *, 11/15/2033, LaSallle Bank NA (b)	355,000	355,000

Honolulu, HI, City & County, General Obligation, 2.85%, 2/16/2006	14,800,000	14,800,000

		33,315,000
Idaho 1.1%
Idaho, State Tax Anticipation Notes, 4.0%, 6/30/2006	9,500,000	9,562,058
Illinois 6.6%
Chicago, IL, General Obligation, Series A, 144A, 3.56% *, 1/1/2042 (a)	2,690,000	2,690,000
Du Page County, IL, Benedictine University Building Project, 3.5% *, 7/1/2024, LaSalle Bank NA (b)	9,770,000	9,770,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 3.58% *, 3/1/2032, JPMorgan Chase Bank (b)	4,500,000	4,500,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 3.58% *, 12/1/2033, Bank One NA (b)	9,600,000	9,600,000
Illinois, Educational Facilities Authority Revenue, 3.2%, 5/3/2006	5,000,000	5,000,000
Illinois, Finance Authority Revenue, North Park University Project, 3.43% *, 7/1/2035, JPMorgan Chase Bank (b)	5,000,000	5,000,000
Illinois, Health Facilities Authority Revenue, The Carle Foundation, Series B, 3.55% *, 7/1/2028 (a)	5,300,000	5,300,000
Illinois, Municipal Securities Trust Certificates, Series 5002-BBT, "A", 144A, 3.67% *, 5/7/2026 (a)	4,000,000	4,000,000
Illinois, Regional Transportation Authority, Series A23, 144A, 3.54% *, 7/1/2030 (a)	4,940,000	4,940,000
Lake County, IL, Warren Township High School District No. 121 Gurnee, Series R-2157, 144A, 3.56% *, 3/1/2024 (a)	5,515,000	5,515,000

		56,315,000
Indiana 4.1%
ABN AMRO, Munitops Certificates Trust: Series 2005-7, 144A, 3.56% *, 7/10/2013 (a)	8,000,000	8,000,000
Series 2003-32, 144A, 3.56%*, 1/15/2012 (a)	18,000,000	18,000,000
Indiana, State Finance Authority, Environmental Revenue, Ispat Inland Inc., 3.55% *, 6/1/2035, Royal Bank of Scotland (b)	6,000,000	6,000,000
Indiana, Transportation/Tolls Revenue, Series R-4528, 144A, 3.56% *, 6/1/2018 (a)	2,965,000	2,965,000

		34,965,000
Iowa 1.1%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems:
Series B, 3.55% *, 7/1/2015 (a)	1,300,000	1,300,000
Series B, 3.55% *, 7/1/2020 (a)	4,625,000	4,625,000
Iowa, Finance Authority Revenue, Miss VY Regional Blood Center, 3.53% *, 2/1/2023, Wells Fargo Bank NA (b)	3,500,000	3,500,000

		9,425,000
Kansas 2.1%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt:
Series C, 3.53% *, 11/15/2030, SunTrust Bank (b)	5,000,000	5,000,000
Series C, 3.55% *, 11/15/2034, SunTrust Bank (b)	12,500,000	12,500,000

		17,500,000
Kentucky 2.7%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.1% *, 8/1/2013, Calyon Bank (b)	6,300,000	6,300,000
Kentucky, Asset & Liability Commission Generated Fund, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/28/2006	6,500,000	6,541,038
Pendleton County, KY, County Lease, 3.16%, 1/9/2006	10,000,000	10,000,000

		22,841,038
Maryland 1.2%
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.55% *, 10/15/2020	10,000,000	10,000,000

Michigan 5.9%
ABN AMRO, Munitops Certificates Trust, 144A, Series 2003-3, 3.54% *, 1/1/2011 (a)	10,000,000	10,000,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0% *, 7/1/2031 (a)	11,475,000	11,475,000
Flushing, MI, General Obligation, Community Schools, Series R-4517, 144A, 3.56% *, 5/1/2023	5,185,000	5,185,000
Garden City, MI, Hospital Revenue, Series A, 3.56% *, 9/1/2026, First of America Bank (b)	660,000	660,000
Michigan, Certificate of Participation, Series 530, 144A, 3.55% *, 9/1/2011 (a)	4,975,000	4,975,000
Michigan, Oakland University Revenue, 3.55% *, 3/1/2031 (a)	250,000	250,000
Michigan, State General Obligation, Series P-5-D, 144A, 3.53% *, 9/29/2006	8,000,000	8,000,000
Michigan, State University Revenue, 3.37% *, 2/15/2034	9,750,000	9,750,000

		50,295,000

Nevada 0.8%
Las Vegas Valley, NV, Water District, Series B-10, 144A, 3.54% *, 6/1/2024 (a)	6,790,000	6,790,000
New Jersey 3.1%
New Jersey, Economic Development Authority Revenue, First Mortgage, Lions Gate Project, Series C, 3.47% *, 1/1/2020, Citizens Bank of PA (b)	4,000,000	4,000,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	19,000,000	19,106,518
New Jersey, State Transportation Trust Fund Authority, Series PT-2494, 144A, 3.54% *, 12/15/2023 (a)	2,530,000	2,530,000
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 3.15% *, 3/1/2012	1,100,000	1,100,000

		26,736,518
New Mexico 1.1%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.61% *, 7/1/2020 (a)	5,000,000	5,000,000
Farmington, NM, Hospital Revenue, San Juan Regional Medical Center Project, Series B, 3.54% *, 6/1/2028, Bank of Nova Scotia (b)	4,500,000	4,500,000

		9,500,000
New York 0.4%
New York, NY, General Obligation, Series II R-4066, 144A, 3.55% *, 11/1/2015 (a)	1,345,000	1,345,000
New York, NY, Municipal Securities Trust Receipts, Series SG-109, 144A, 3.54% *, 6/1/2027 (a)	1,500,000	1,500,000
Seneca County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Seneca Meadows, Inc. Project, 3.56% *, 10/1/2035, Bank of America NA (b)	750,000	750,000

		3,595,000
North Carolina 0.4%
North Carolina, Medical Care Commission, Retirement Facilities Revenue, 1st Mortgage, United Methodist, Series B, 3.55% *, 10/1/2035, Branch Banking & Trust (b)	3,000,000	3,000,000
Ohio 5.8%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.55% *, 6/1/2032, Wachovia Bank NA (b)	1,840,000	1,840,000
Franklin County, OH, Senior Care Revenue, Hospital Revenue, Series II-R-55, 144A, 3.55% *, 6/1/2017	11,705,000	11,705,000
Hamilton County, OH, Health Care Facilities Revenue, Episcopal, Series A, 3.5% *, 6/1/2035, KeyBank NA (b)	6,500,000	6,500,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.52% *, 12/1/2027, National City Bank (b)	15,000,000	15,000,000
Ohio, State Higher Educational Facility Revenue, Cleveland Institution Music Project, 3.56% *, 5/1/2030, National City Bank (b)	5,000,000	5,000,000
Ohio, University of Toledo Revenue, 3.75% *, 6/1/2032 (a)	4,390,000	4,390,000
Summit County, OH, Revenue Anticipation Bonds, Western Reserve Academy Project, 3.54% *, 10/1/2027, KeyBank NA (b)	5,400,000	5,400,000

		49,835,000

Oklahoma 1.2%
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.54% *, 7/1/2032 (a)	10,470,000	10,470,000
Oregon 1.3%
Portland, OR, Industrial Development Revenue, 3.54% *, 4/1/2035 (a)	4,500,000	4,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 3.59% *, 5/1/2034, Bank of America NA (b)	6,920,000	6,920,000

		11,420,000
Pennsylvania 3.6%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 3.51% *, 7/15/2028	4,925,000	4,925,000
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.53% *, 7/1/2023, Wachovia Bank NA (b)	2,500,000	2,500,000
Dauphin County, PA, General Authority Revenue, Education & Health Loan Program, 3.56% *, 11/1/2017 (a)	2,820,000	2,820,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Drexel University, Series B, 3.51% *, 5/1/2033, Allied Irish Bank PLC (b)	8,560,000	8,560,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 3.53% *, 8/1/2035, Citizens Bank of PA (b)	2,550,000	2,550,000
Pennsylvania, State Public School Building Authority, Series A42, 144A, 2.85% *, 6/1/2028 (a)	1,300,000	1,300,000
Red Lion, PA, General Obligation, Area School District, 3.51% *, 5/1/2024 (a)	7,750,000	7,750,000

		30,405,000
Rhode Island 1.1%
Narragansett, RI, Bay Commission, Waste Water System Revenue, Series K7-D, 144A, 3.58% *, 8/1/2035 (a)	9,165,000	9,165,000
South Carolina 2.4%
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 3.56% *, 11/1/2032, Wachovia Bank NA (b)	11,740,000	11,740,000
South Carolina, Public Service Authority, 3.08%, 1/17/2006	8,724,000	8,724,000

		20,464,000
Tennessee 2.5%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 3.4% *, 5/1/2039	8,200,000	8,200,000
Clarksville, TN, Public Building Authority Revenue:
3.55% *, 6/1/2024, Bank of America NA (b)	2,010,000	2,010,000
3.75% *, 7/1/2031, Bank of America NA (b)	5,930,000	5,930,000
Memphis, TN, General Obligation, Series A, 3.62% *, 8/1/2007	1,600,000	1,600,000
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 3.75% *, 4/1/2032, Bank of America NA (b)	3,800,000	3,800,000

		21,540,000
Texas 19.5%
Bexar County, TX, Health Facilities Development Corp. Revenue, Air Force Village, 3.55% *, 8/15/2030, Bank of America NA (b)	3,200,000	3,200,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.54% *, 2/15/2029 (a)	2,000,000	2,000,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 3.56% *, 7/15/2010 (a)	3,915,000	3,915,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 3.55% *, 8/15/2023	1,500,000	1,500,000
Granbury, TX, Independent School District, Series R-2218, 144A, 3.56% *, 8/1/2024	3,485,000	3,485,000
Harris County, TX, General Obligation, 3.12%, 1/10/2006	20,000,000	20,000,000
Harris County, TX, Health Facilities Development Corp. Revenue, St. Lukes Episcopal, Series A, 3.58% *, 2/15/2032 (a)	14,000,000	14,000,000
Houston, TX, Airport System Revenue, Series SG-161, 144A, 3.55% *, 7/1/2032 (a)	10,000,000	10,000,000
Houston, TX, General Obligation: 2.86%, 1/12/2006	3,000,000	3,000,000
Series A, 2.86%, 1/12/2006	8,000,000	8,000,000

Houston, TX, Independent School District, Series R-408, 144A, 3.56% *, 2/15/2029	4,000,000	4,000,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.55% *, 12/1/2023	4,900,000	4,900,000
Humble, TX, Independent School District, School Building, 3.51% *, 6/15/2023	970,000	970,000
McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series 61-A, 144A, 3.56% *, 2/15/2030	7,000,000	7,000,000
Northside, TX, Independent School District, School Building, 2.85% *, 6/15/2035	8,000,000	8,000,000
Texas, A & M University Revenue, Series 945, 144A, 3.55% *, 5/15/2013	3,995,000	3,995,000
Texas, Lower Colorado River Authority:
3.18%, 1/11/2006	10,000,000	10,000,000
3.2%, 1/5/2006	10,000,000	10,000,000
Texas, State General Obligation, Series R-4020, 144A, 3.56% *, 10/1/2022	2,350,000	2,350,000
Texas, State Revenue Lease, Trust Certificates, Series 9056, 144A, 3.58% *, 7/21/2010 (a)	10,990,000	10,990,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	22,200,000	22,414,306
Texas, State Turnpike Authority, Central Texas Turnpike System Revenue, Series PZ-66, 144A, 3.59% *, 8/15/2026 (a)	5,585,000	5,585,000
Texas, University of Texas Revenue, Series B-14, 144A, 3.54% *, 8/15/2022	6,675,000	6,675,000

		165,979,306
Utah 0.1%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series C, 3.7% *, 5/15/2036	750,000	750,000
Virginia 0.2%
Spotsylvania County, VA, Industrial Development Authority Revenue, 3.57% *, 4/1/2023, Wachovia Bank NA (b)	1,500,000	1,500,000
Washington 2.1%
Port Tacoma, WA, State General Obligation, Core City, Series R-4036, 144A, 3.56% *, 12/1/2025 (a)	3,995,000	3,995,000
Washington, Municipal Securities Trust Certificates, Series 9058, 144A, 3.58% *, 9/23/2010 (a)	9,990,000	9,990,000
Washington, State General Obligation, Series 744, 144A, 3.55% *, 1/1/2013 (a)	3,985,000	3,985,000

		17,970,000
Wisconsin 0.4%
Milwaukee, WI, Sewer Revenue, Series R-4500, 144A, 3.56% *, 6/1/2022 (a)	3,590,000	3,590,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 847,453,979)	99.4	847,453,979
Other Assets and Liabilities, Net	0.6	5,294,478

Net Assets	100.0	852,748,457

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2005.

(a)		Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	9.8
Financial Guaranty Insurance Company	8.9
Financial Security Assurance, Inc.	8.4
MBIA Corporation	9.9

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Free Series, a series of Cash Reserve Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Free Series, a series of Cash Reserve Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006